STOCK BASED COMPENSATION - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, RSUs Unvested at December 31, 2024 | shares	915
Number of Shares, RSUs granted | shares	711,023
Number of Shares, RSUs vested | shares	(711,559)
Number of Shares, RSUs forfeited | shares	(379)
Number of Shares, RSUs Unvested at December 31, 2025 | shares	0
RSUs Weighted-Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, RSUs Unvested at December 31, 2024 | $ / shares	$ 1,113.11
Weighted Average Grant Date Fair Value, RSUs Granted | $ / shares	0.81
Weighted Average Grant Date Fair Value, RSUs Vested | $ / shares	1.67
Weighted Average Grant Date Fair Value, RSUs Forfeited | $ / shares	561.81
Weighted Average Grant Date Fair Value, RSUs Unvested at December 31, 2025 | $ / shares	$ 0